Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 2,477
Amortization charge for the year	(193)	$ (156)
Impairment of intangible assets	(9)	(11)
Intangible assets, ending balance	3,370	2,477
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,642	3,094
Additions	690	230
Acquisitions	424	358
Disposals	(24)	(9)
Foreign exchange rate movements	(19)	(31)
Intangible assets, ending balance	4,713	3,642
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,165)	(1,011)
Disposals	24
Amortization charge for the year	(193)	(156)
Impairment of intangible assets	(9)	(11)
Foreign exchange rate movements	0	13
Intangible assets, ending balance	(1,343)	(1,165)
Indefinite life intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	924
Intangible assets, ending balance	1,058	924
Indefinite life intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	938	646
Additions	0	0
Acquisitions	153	295
Disposals	0	0
Foreign exchange rate movements	(10)	(3)
Intangible assets, ending balance	1,081	938
Indefinite life intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(14)	(6)
Disposals	0
Amortization charge for the year	0	0
Impairment of intangible assets	(9)	(9)
Foreign exchange rate movements	0	1
Intangible assets, ending balance	(23)	(14)
Finite life, Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	509
Intangible assets, ending balance	650	509
Finite life, Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,070	857
Additions	219	230
Acquisitions	0	0
Disposals	(24)	(4)
Foreign exchange rate movements	0	(13)
Intangible assets, ending balance	1,265	1,070
Finite life, Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(561)	(488)
Disposals	24
Amortization charge for the year	(79)	(78)
Impairment of intangible assets	0	(2)
Foreign exchange rate movements	1	7
Intangible assets, ending balance	(615)	(561)
Finite life, Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,044
Intangible assets, ending balance	1,662	1,044
Finite life, Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,634	1,591
Additions	471	0
Acquisitions	271	63
Disposals	0	(5)
Foreign exchange rate movements	(9)	(15)
Intangible assets, ending balance	2,367	1,634
Finite life, Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(590)	(517)
Disposals	0
Amortization charge for the year	(114)	(78)
Impairment of intangible assets	0	0
Foreign exchange rate movements	(1)	5
Intangible assets, ending balance	$ (705)	$ (590)